SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 +1 212 839 5300 +1 212 839 5599 FAX AMERICA • ASIA PACIFIC • EUROPE

November 7, 2017

VIA ELECTRONIC FILING

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	BlackRock Advantage Large Cap Value Fund and BlackRock Advantage
Large Cap Core Fund, each a series of BlackRock Large Cap Series
Funds, Inc.
Post-Effective Amendment No. 53 to
Registration Statement on Form N-1A
(File Nos. 333-89389 and 811-09637)

Ladies and Gentlemen:

On behalf of BlackRock Large Cap Series Funds, Inc. (the “Corporation”), transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), is Post-Effective Amendment No. 53 to the Corporation’s Registration Statement on Form N-1A (the “Registration Statement”). The Registration Statement contains a Prospectus for a new class of shares of two series of the Corporation, BlackRock Advantage Large Cap Value Fund and BlackRock Advantage Large Cap Core Fund (the “Funds”), as well as an updated Statement of Additional Information relating to the Funds.

In Investment Company Act Release No. 13768 (February 15, 1984) (the “Release”), the Division of Investment Management announced review procedures for investment companies providing for expedited cursory or partial review of investment company registration statements, in the discretion of the staff, if certain conditions are met. The Release requests that information be furnished to the staff with respect to the extent that the filing contains disclosure information which is similar to information previously reviewed by the staff in other filings of the same complex.

With respect to the Prospectus relating to the Class K Shares (the “Class K Shares Prospectus”) of the Funds, reference is made to Post-Effective Amendment No. 666 to the Registration Statement on Form N-1A of BlackRock FundsSM on behalf of iShares MSCI Asia ex Japan Index Fund, which was filed on January 27, 2017 (the “Prior Filing”). While the

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.

Funds’ Class K Shares Prospectus and Statement of Additional Information are filed on a stand-alone basis, the disclosure therein is substantively similar to the Prior Filing with respect to the following matters:

Prospectus:

•	General Information

Statement of Additional Information—Part I:

•	Computation of Offering Price Per Share

Statement of Additional Information—Part II:

•	Management and Other Service Arrangements

•	Redemption of Shares

•	Pricing of Shares

•	Portfolio Transactions and Brokerage

•	Performance Data

•	Proxy Voting Policies and Procedures

•	General Information

•	Appendix A – Description of Bond Ratings

•	Appendix B – Proxy Voting Policies

We would be pleased to provide you with any additional information you may require or with copies of the materials referred to above. We would appreciate any comments the Commission staff may have as soon as possible.

Please direct any communications relating to this filing to Jesse C. Kean at (212) 839-8615.

Very truly yours,

/s/ Jesse C. Kean

Jesse C. Kean

Enclosures

cc:	Frank P. Bruno
Benjamin Archibald